Property and equipment	12 Months Ended
Dec. 31, 2018
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Property and equipment

13.	Property and equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2016	$6,301	$3,030,361	$243,070	$43,037	$25,947	$35,866	$10,054	$3,394,636
Transfer of pre-delivery payments	—	27,585	(27,585)	—	—	—	—	—
Additions	—	94,348	34,680	3,026	1,878	73	7,435	141,440
Disposals	—	(36,812)	—	(604)	(1,226)	(98)	—	(38,740)
Adjustments		100	—	—	2,363	—	—	2,463
Reclassifications	—	(340)	—	(289)	645	9,140	(10,896)	(1,740)

Balance at December 31, 2016	$6,301	$3,115,242	$250,165	$45,170	$29,607	$44,981	$6,593	$3,498,059
Transfer of pre-delivery payments	—	28,674	(28,674)	—	—	—	—	—
Additions	—	158,557	192,196	1,461	3,392	1,614	5,246	362,466
Disposals	—	(54,114)	(54)	(228)	(711)	—	—	(55,107)
Reclassifications	—	3,870	—	1,950	(4,764)	3448	(6,061)	(1,557)

Balance at December 31, 2017	$6,301	$3,252,229	$413,633	$48,353	$27,524	$50,043	$5,778	$3,803,861
Transfer of pre-delivery payments	—	156,305	(156,305)	—	—	—	—	—
Additions	—	228,302	216,732	5,434	3,773	3,388	10,795	468,424
Disposals	—	(20,737)	—	(128)	(393)	(6,246)	(10)	(27,514)
Assets held for sale	—	(164,201)	—	—	—	—	—	(164,201)
Reclassifications	—	(2,371)	—	77	14	2,219	(2,310)	(2,371)

Balance at December 31, 2018	$6,301	$3,449,527	$474,060	$53,736	$30,918	$49,404	$14,253	$4,078,199
Accumulated depreciation -
Balance at January 1, 2016	$—	$(868,326)	$—	$(28,549)	$(21,891)	$(22,119)	$—	$(940,885)
Depreciation for the year	—	(141,418)	—	(3,724)	(2,284)	(4,246)	—	(151,672)
Disposals	—	13,587	—	524	1,220	12	—	15,343
Adjustments	—	(14)	—	—	(2,667)	—	—	(2,681)
Reclassifications		(99)	—	(116)	41	174	—	—

Balance at December 31, 2016	$—	$(996,270)	$—	$(31,865)	$(25,581)	$(26,179)	$—	$(1,079,895)
Depreciation for the year	—	(148,188)	—	(3,811)	(2,192)	(4,505)	—	(158,696)
Disposals	—	51,233	—	200	704	—	—	52,137
Reclassifications	—	(1,335)	—	(1,540)	4,110	(1,235)	—	—

Balance at December 31, 2017	$—	$(1,094,560)	$—	$(37,016)	$(22,959)	$(31,919)	$—	$(1,186,454)
Depreciation for the year	—	(147,980)	—	(3,783)	(2,506)	(5,038)	—	(159,307)
Disposals	—	16,876	—	118	379	6,396	—	23,769
Assets held for sale	—	75,556	—	—	—	—	—	75,556
Reclassifications	—	268	—	—	—	—	—	268
Impairment		(130,709)						(130,709)

Balance at December 31, 2018	$—	$(1,280,549)	$—	$(40,681)	$(25,086)	$(30,561)	$—	$(1,376,877)
Carrying amounts -							—
At December 31, 2016	$6,301	$2,118,972	$250,165	$13,305	$4,026	$18,802	$6,593	$2,418,164

At December 31, 2017	$6,301	$2,157,669	$413,633	$11,337	$4,565	$18,124	$5,778	$2,617,407

At December 31, 2018	$6,301	$2,168,978	$474,060	$13,055	$5,832	$18,843	$14,253	$2,701,322

Flight equipment comprises aircraft, engines, aircraft components and major maintenance.

The amount of $216.7 million corresponds to the advance payments on aircraft purchase contracts during 2018 (2017: $192.2 million), which include $1.4 million of borrowing costs capitalized during the year ended December 31, 2018 (2017: $1.8 million and 2016: Nil). The rate used to determine the amount of borrowing costs eligible for capitalization was 3.54%, which is the interest rate of the specific borrowing (see note 18).

As of December 31, 2018, the carrying amount of the assets acquired under finance leases is $691.7 million (2017: $535.5 million).

During 2018, 6 new aircraft were capitalized, 2 Boeing 737-800 and 4 Boeing 737 MAX 9.

Aircraft with a carrying value of $1.3 billion are pledged as collateral for the obligation of the special purpose entities as of December 31, 2018 and 2017.

As of December 31, 2018 and 2017 construction in progress mainly comprises remodeling projects for airport facilities and offices, and the construction of the new hangar.

Impairment of property and equipment

During 2018 the Company reassessed the Embraer 190 assets given it updated fleet plan and other consdiderations, as consequence the expected useful life of the Embraer 190 fleet was shortened to 5 years from the year 2019. This review over the useful live triggered an evaluation of the recoverable amount of the Embraer 190 fleet, as the higher of the aircraft’s fair value less costs to sell and its value in use. The value in use was determined using cash flow projections from financial budgets approved by senior management covering a five year period. The pre-tax discount rate applied to cash flow projections was 13.5%. As a result of this analysis, the Company determined the book value was in excess of its recoverable amount and recognized an impairment of $179.0 million over to the Embraer 190 fleet, and it was written down to its fair value less cost to sell, which include the amount listed below for the 5 Embrear 190 that are held for sale as of December 31, 2018.

The fair value of the Embraer 190 fleet was determine considering specific circumstances of the fleet such as aircraft age, maintenance requirements and condition and therefore classifies as Level 2 in the fair value hierarchy. The Company reassessed the Embraer 190 assets and adjusted the depreciable life and salvage value to align with the expected transition dates. The effect of theses change on the expected depreciation expense of this fleet amounts to $0.3 million per year.

On November 2018, the shareholders of the Company approved the plan to sell five aircraft Embraer 190. Efforts to sell the aircraft have started and the sale is expected to be completed within a year from the reporting date.

Asset held for sale are included under “Other current assests” in the accompanying consolidated statement of financial position (see note 17)